Consolidated Balance Sheets Details - Other Current Assets (Details)	12 Months Ended
Feb. 29, 2016 other_current_asset
Condensed Balance Sheet Statements, Captions [Line Items]
Other Current Assets Greater than five percent of Current Assets	0
Other Current Assets | Assets, Total [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Concentration Risk, Percentage	5.00%